INTANGIBLE ASSETS AND GOODWILL (Schedule of intangible assets) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance			$ 43,415	$ 30,124	$ 30,124	$ 1,151
Intangible assets, Cost, Additions			194			200
Intangible assets, Cost, Acquired through business combinations					39,666	28,825
Intangible assets, Cost, Impairment			(34,102)		(25,612)	(51)
Intangible assets, Cost, Ending balance	$ 9,507		9,507		43,415	30,124
Intangible assets, Accumulated Amortization, Beginning balance			2,050	304	304	64
Intangible assets, Accumulated Amortization, Additions	800	$ 300	1,599	900	2,097	240
Intangible assets, Accumulated Amortization, Ending balance	3,649		3,649		2,050	304
Intangible assets, Foreign Currency translation			(141)		(309)	(30)
Intangible assets, Net book value, Ending balance	5,717		5,717		41,468	29,790
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance			1,396	610	610	410
Intangible assets, Cost, Additions			0			200
Intangible assets, Cost, Acquired through business combinations					1,397	0
Intangible assets, Cost, Impairment			(752)		(128)	0
Intangible assets, Cost, Ending balance	644		644		1,396	610
Intangible assets, Accumulated Amortization, Beginning balance			0	129	129	64
Intangible assets, Accumulated Amortization, Additions			142		144	65
Intangible assets, Accumulated Amortization, Ending balance	142		142		0	129
Intangible assets, Foreign Currency translation			24		(46)	30
Intangible assets, Net book value, Ending balance	526		526		1,560	451
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance			7,512	1,759	1,759	189
Intangible assets, Cost, Additions			194			0
Intangible assets, Cost, Acquired through business combinations					5,945	1,570
Intangible assets, Cost, Impairment			(4,418)		(1)	0
Intangible assets, Cost, Ending balance	3,288		3,288		7,512	1,759
Intangible assets, Accumulated Amortization, Beginning balance			348	26	26	0
Intangible assets, Accumulated Amortization, Additions			663		360	26
Intangible assets, Accumulated Amortization, Ending balance	1,011		1,011		348	26
Intangible assets, Foreign Currency translation			76		17	0
Intangible assets, Net book value, Ending balance	2,353		2,353		7,334	1,733
Trademarks and brands [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance			5,154	2,211	2,211	121
Intangible assets, Cost, Additions			0			0
Intangible assets, Cost, Acquired through business combinations					3,063	2,090
Intangible assets, Cost, Impairment			(1,599)		(31)	0
Intangible assets, Cost, Ending balance	3,555		3,555		5,154	2,211
Intangible assets, Accumulated Amortization, Beginning balance			618	35	35	0
Intangible assets, Accumulated Amortization, Additions			319		623	35
Intangible assets, Accumulated Amortization, Ending balance	937		937		618	35
Intangible assets, Foreign Currency translation			20		(19)	0
Intangible assets, Net book value, Ending balance	2,638		2,638		4,566	2,176
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance			4,530	4,300	4,300	0
Intangible assets, Cost, Additions			0			0
Intangible assets, Cost, Acquired through business combinations					230	4,300
Intangible assets, Cost, Impairment			(3,432)		0	0
Intangible assets, Cost, Ending balance	1,098		1,098		4,530	4,300
Intangible assets, Accumulated Amortization, Beginning balance			621	48	48	0
Intangible assets, Accumulated Amortization, Additions			277		573	48
Intangible assets, Accumulated Amortization, Ending balance	898		898		621	48
Intangible assets, Foreign Currency translation			0		0	0
Intangible assets, Net book value, Ending balance	200		200		3,909	4,252
Non-Compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance			1,190	1,190	1,190	0
Intangible assets, Cost, Additions			0			0
Intangible assets, Cost, Acquired through business combinations					0	1,190
Intangible assets, Cost, Impairment			(529)		0	0
Intangible assets, Cost, Ending balance	661		661		1,190	1,190
Intangible assets, Accumulated Amortization, Beginning balance			463	66	66	0
Intangible assets, Accumulated Amortization, Additions			198		397	66
Intangible assets, Accumulated Amortization, Ending balance	661		661		463	66
Intangible assets, Foreign Currency translation			0		0	0
Intangible assets, Net book value, Ending balance	0		0		727	1,124
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost, Beginning balance			23,633	20,054	20,054	431
Intangible assets, Cost, Additions			0			0
Intangible assets, Cost, Acquired through business combinations					29,031	19,675
Intangible assets, Cost, Impairment			(23,372)		(25,452)	(51)
Intangible assets, Cost, Ending balance	261		261		23,633	20,054
Intangible assets, Accumulated Amortization, Beginning balance			0	$ 0	0	0
Intangible assets, Accumulated Amortization, Additions			0		0	0
Intangible assets, Accumulated Amortization, Ending balance	0		0		0	0
Intangible assets, Foreign Currency translation			(261)		(261)	0
Intangible assets, Net book value, Ending balance	$ 0		$ 0		$ 23,372	$ 20,054